American Funds College Target Date Series®
American Funds® College 2042 Fund
Investment portfolio
January 31, 2025
unaudited
Fund investments Growth funds 50%	Shares	Value (000)
AMCAP Fund, Class R-6	531,557	$24,191
SMALLCAP World Fund, Inc., Class R-6	303,031	21,755
New Perspective Fund, Class R-6	291,380	18,905
The Growth Fund of America, Class R-6	237,464	18,622
EuroPacific Growth Fund, Class R-6	219,707	12,378
The New Economy Fund, Class R-6	152,945	9,920
American Funds Global Insight Fund, Class R-6	117,127	2,850
		108,621
Growth-and-income funds 41%
Fundamental Investors, Class R-6	334,070	28,129
Capital World Growth and Income Fund, Class R-6	351,559	23,256
The Investment Company of America, Class R-6	320,152	19,318
Washington Mutual Investors Fund, Class R-6	165,721	10,616
International Growth and Income Fund, Class R-6	207,849	7,744
		89,063
Balanced funds 4%
American Balanced Fund, Class R-6	134,719	4,764
American Funds Global Balanced Fund, Class R-6	126,023	4,763
		9,527
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	472,284	5,563
American High-Income Trust, Class R-6	484,655	4,774
		10,337
Total investment securities 100% (cost: $214,482,000)		217,548
Other assets less liabilities 0%		(47)
Net assets 100%		$217,501
American Funds College Target Date Series — Page 1 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50%
AMCAP Fund, Class R-6	$13,395	$10,587	$—	$—	$209	$24,191	$107	$949
SMALLCAP World Fund, Inc., Class R-6	11,853	9,866	—	—	36	21,755	153	—
New Perspective Fund, Class R-6	10,609	8,180	—	—	116	18,905	124	612
The Growth Fund of America, Class R-6	10,253	8,213	—	—	156	18,622	90	1,056
EuroPacific Growth Fund, Class R-6	7,051	5,508	—	—	(181)	12,378	102	302
The New Economy Fund, Class R-6	5,510	4,490	—	—	(80)	9,920	9	622
American Funds Global Insight Fund, Class R-6	1,242	1,546	—	—	62	2,850	20	—
						108,621
Growth-and-income funds 41%
Fundamental Investors, Class R-6	16,061	12,272	—	—	(204)	28,129	116	1,406
Capital World Growth and Income Fund, Class R-6	12,979	10,535	—	—	(258)	23,256	106	984
The Investment Company of America, Class R-6	10,311	8,955	—	—	52	19,318	44	985
Washington Mutual Investors Fund, Class R-6	5,568	4,961	—	—	87	10,616	35	301
International Growth and Income Fund, Class R-6	4,323	3,401	—	—	20	7,744	29	44
						89,063
Balanced funds 4%
American Balanced Fund, Class R-6	2,068	2,711	—	—	(15)	4,764	31	131
American Funds Global Balanced Fund, Class R-6	2,074	2,714	—	—	(25)	4,763	15	98
						9,527
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	3,173	2,422	—	—	(32)	5,563	48	—
American High-Income Trust, Class R-6	2,098	2,654	—	—	22	4,774	52	—
						10,337
Total 100%				$—	$(35)	$217,548	$1,081	$7,490

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 2 of 12

American Funds College 2039 Fund
Investment portfolio
January 31, 2025
unaudited
Fund investments Growth funds 39%	Shares	Value (000)
AMCAP Fund, Class R-6	2,587,783	$117,770
SMALLCAP World Fund, Inc., Class R-6	1,551,960	111,415
The Growth Fund of America, Class R-6	1,350,596	105,914
New Perspective Fund, Class R-6	1,333,007	86,486
The New Economy Fund, Class R-6	775,014	50,267
American Funds Global Insight Fund, Class R-6	1,876,028	45,644
EuroPacific Growth Fund, Class R-6	663,915	37,405
		554,901
Growth-and-income funds 37%
The Investment Company of America, Class R-6	2,225,663	134,296
Capital World Growth and Income Fund, Class R-6	1,912,926	126,540
Fundamental Investors, Class R-6	1,429,156	120,335
Washington Mutual Investors Fund, Class R-6	1,411,762	90,437
International Growth and Income Fund, Class R-6	1,125,191	41,925
		513,533
Balanced funds 10%
American Balanced Fund, Class R-6	2,142,542	75,760
American Funds Global Balanced Fund, Class R-6	1,675,926	63,350
		139,110
Fixed income funds 14%
American High-Income Trust, Class R-6	8,304,012	81,795
The Bond Fund of America, Class R-6	5,403,424	60,302
American Funds Multi-Sector Income Fund, Class R-6	4,442,040	41,755
U.S. Government Securities Fund, Class R-6	1,601,091	18,861
		202,713
Total investment securities 100% (cost: $1,255,097,000)		1,410,257
Other assets less liabilities 0%		(315)
Net assets 100%		$1,409,942
American Funds College Target Date Series — Page 1 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 39%
AMCAP Fund, Class R-6	$107,814	$8,343	$—	$—	$1,613	$117,770	$681	$6,061
SMALLCAP World Fund, Inc., Class R-6	103,081	7,795	—	—	539	111,415	1,007	—
The Growth Fund of America, Class R-6	94,830	9,599	—	—	1,485	105,914	665	7,801
New Perspective Fund, Class R-6	77,292	8,470	—	—	724	86,486	696	3,437
The New Economy Fund, Class R-6	45,242	5,554	—	—	(529)	50,267	61	4,034
American Funds Global Insight Fund, Class R-6	38,548	6,151	—	—	945	45,644	516	—
EuroPacific Growth Fund, Class R-6	36,905	1,536	96	12	(952)	37,405	387	1,149
						554,901
Growth-and-income funds 37%
The Investment Company of America, Class R-6	118,528	15,689	—	—	79	134,296	406	9,065
Capital World Growth and Income Fund, Class R-6	109,713	18,833	—	—	(2,006)	126,540	716	6,680
Fundamental Investors, Class R-6	106,928	14,269	—	—	(862)	120,335	612	7,403
Washington Mutual Investors Fund, Class R-6	77,070	12,673	—	—	694	90,437	386	3,290
International Growth and Income Fund, Class R-6	35,804	6,249	—	—	(128)	41,925	191	287
						513,533
Balanced funds 10%
American Balanced Fund, Class R-6	64,226	12,669	—	—	(1,135)	75,760	801	3,347
American Funds Global Balanced Fund, Class R-6	56,558	8,231	—	—	(1,439)	63,350	332	2,104
						139,110
Fixed income funds 14%
American High-Income Trust, Class R-6	69,673	11,745	—	—	377	81,795	1,244	—
The Bond Fund of America, Class R-6	41,946	18,775	—	—	(419)	60,302	554	—
American Funds Multi-Sector Income Fund, Class R-6	28,822	12,948	—	—	(15)	41,755	549	—
U.S. Government Securities Fund, Class R-6	18,823	213	—	—	(175)	18,861	212	—
						202,713
Total 100%				$12	$(1,204)	$1,410,257	$10,016	$54,658

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 2 of 12

American Funds College 2036 Fund
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 21%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,681,254	$131,844
AMCAP Fund, Class R-6	2,848,611	129,640
New Perspective Fund, Class R-6	1,712,920	111,134
American Funds Global Insight Fund, Class R-6	3,793,647	92,300
SMALLCAP World Fund, Inc., Class R-6	1,247,559	89,562
The New Economy Fund, Class R-6	855,798	55,507
		609,987
Growth-and-income funds 37%
Capital World Growth and Income Fund, Class R-6	3,705,923	245,147
The Investment Company of America, Class R-6	3,918,003	236,412
Washington Mutual Investors Fund, Class R-6	3,251,351	208,282
Fundamental Investors, Class R-6	2,222,709	187,152
American Mutual Fund, Class R-6	1,551,185	89,255
International Growth and Income Fund, Class R-6	2,002,387	74,609
		1,040,857
Equity-income funds 2%
Capital Income Builder, Class R-6	564,354	40,058
The Income Fund of America, Class R-6	1,166,754	29,414
		69,472
Balanced funds 10%
American Balanced Fund, Class R-6	5,029,847	177,855
American Funds Global Balanced Fund, Class R-6	2,707,387	102,339
		280,194
Fixed income funds 30%
The Bond Fund of America, Class R-6	30,644,582	341,994
American High-Income Trust, Class R-6	19,964,603	196,651
American Funds Multi-Sector Income Fund, Class R-6	20,847,040	195,962
American Funds Mortgage Fund, Class R-6	6,614,185	57,081
American Funds Strategic Bond Fund, Class R-6	6,300,267	57,080
		848,768
Total investment securities 100% (cost: $2,630,565,000)		2,849,278
Other assets less liabilities 0%		(697)
Net assets 100%		$2,848,581
American Funds College Target Date Series — Page 3 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21%
The Growth Fund of America, Class R-6	$119,846	$10,699	$495	$139	$1,655	$131,844	$840	$9,859
AMCAP Fund, Class R-6	120,370	7,528	—	—	1,742	129,640	760	6,767
New Perspective Fund, Class R-6	102,521	7,675	—	—	938	111,134	912	4,503
American Funds Global Insight Fund, Class R-6	85,577	4,691	—	—	2,032	92,300	1,081	—
SMALLCAP World Fund, Inc., Class R-6	85,175	3,890	—	—	497	89,562	808	—
The New Economy Fund, Class R-6	51,508	4,662	—	—	(663)	55,507	69	4,593
						609,987
Growth-and-income funds 37%
Capital World Growth and Income Fund, Class R-6	226,459	22,789	—	—	(4,101)	245,147	1,433	13,358
The Investment Company of America, Class R-6	218,368	17,876	—	—	168	236,412	732	16,329
Washington Mutual Investors Fund, Class R-6	192,515	14,143	—	—	1,624	208,282	928	7,913
Fundamental Investors, Class R-6	173,774	14,695	—	—	(1,317)	187,152	974	11,788
American Mutual Fund, Class R-6	82,642	8,009	—	—	(1,396)	89,255	511	3,638
International Growth and Income Fund, Class R-6	68,565	6,338	—	—	(294)	74,609	349	525
						1,040,857
Equity-income funds 2%
Capital Income Builder, Class R-6	36,854	3,842	—	—	(638)	40,058	535	870
The Income Fund of America, Class R-6	27,657	2,286	—	—	(529)	29,414	557	609
						69,472
Balanced funds 10%
American Balanced Fund, Class R-6	166,920	13,604	—	—	(2,669)	177,855	1,976	8,256
American Funds Global Balanced Fund, Class R-6	96,219	8,397	—	—	(2,277)	102,339	535	3,397
						280,194
Fixed income funds 30%
The Bond Fund of America, Class R-6	313,353	32,044	—	—	(3,403)	341,994	3,710	—
American High-Income Trust, Class R-6	187,050	8,633	—	—	968	196,651	3,198	—
American Funds Multi-Sector Income Fund, Class R-6	186,775	9,611	—	—	(424)	195,962	3,170	—
American Funds Mortgage Fund, Class R-6	46,415	11,054	—	—	(388)	57,081	591	—
American Funds Strategic Bond Fund, Class R-6	46,379	11,328	—	—	(627)	57,080	420	—
						848,768
Total 100%				$139	$(9,102)	$2,849,278	$24,089	$92,405

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 4 of 12

American Funds College 2033 Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 3%	Shares	Value (000)
New Perspective Fund, Class R-6	631,354	$40,962
American Funds Global Insight Fund, Class R-6	1,678,444	40,837
AMCAP Fund, Class R-6	894,481	40,708
		122,507
Growth-and-income funds 32%
American Mutual Fund, Class R-6	5,962,214	343,066
Washington Mutual Investors Fund, Class R-6	4,280,156	274,187
Capital World Growth and Income Fund, Class R-6	3,420,345	226,256
The Investment Company of America, Class R-6	2,897,150	174,814
Fundamental Investors, Class R-6	961,976	80,998
International Growth and Income Fund, Class R-6	1,093,598	40,747
		1,140,068
Equity-income funds 11%
The Income Fund of America, Class R-6	8,024,017	202,285
Capital Income Builder, Class R-6	2,476,353	175,772
		378,057
Balanced funds 9%
American Balanced Fund, Class R-6	7,080,355	250,361
American Funds Global Balanced Fund, Class R-6	2,426,786	91,733
		342,094
Fixed income funds 45%
The Bond Fund of America, Class R-6	46,686,382	521,020
American Funds Mortgage Fund, Class R-6	29,712,996	256,423
American Funds Strategic Bond Fund, Class R-6	28,302,776	256,423
American Funds Multi-Sector Income Fund, Class R-6	26,595,814	250,001
American High-Income Trust, Class R-6	25,380,667	249,999
Intermediate Bond Fund of America, Class R-6	6,194,854	77,064
		1,610,930
Total investment securities 100% (cost: $3,449,373,000)		3,593,656
Other assets less liabilities 0%		(844)
Net assets 100%		$3,592,812
American Funds College Target Date Series — Page 5 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
New Perspective Fund, Class R-6	$54,484	$2,948	$16,342	$(1,045)	$917	$40,962	$482	$2,382
American Funds Global Insight Fund, Class R-6	53,547	725	14,153	1,263	(545)	40,837	670	—
AMCAP Fund, Class R-6	55,146	3,449	18,102	3,210	(2,995)	40,708	348	3,100
						122,507
Growth-and-income funds 32%
American Mutual Fund, Class R-6	314,000	33,536	—	—	(4,470)	343,066	1,885	13,411
Washington Mutual Investors Fund, Class R-6	265,926	12,420	6,194	1,581	454	274,187	1,251	10,671
Capital World Growth and Income Fund, Class R-6	238,340	15,992	23,013	5,354	(10,417)	226,256	1,478	13,783
The Investment Company of America, Class R-6	206,051	16,460	46,098	14,402	(16,001)	174,814	688	15,353
Fundamental Investors, Class R-6	111,717	8,323	37,063	2,280	(4,259)	80,998	625	7,566
International Growth and Income Fund, Class R-6	51,226	728	10,616	598	(1,189)	40,747	245	368
						1,140,068
Equity-income funds 11%
The Income Fund of America, Class R-6	150,427	53,356	—	—	(1,498)	202,285	2,983	3,264
Capital Income Builder, Class R-6	146,746	30,985	—	—	(1,959)	175,772	2,068	3,363
						378,057
Balanced funds 9%
American Balanced Fund, Class R-6	233,844	19,991	—	—	(3,474)	250,361	2,724	11,383
American Funds Global Balanced Fund, Class R-6	91,838	3,691	1,608	168	(2,356)	91,733	495	3,139
						342,094
Fixed income funds 45%
The Bond Fund of America, Class R-6	488,329	37,987	—	—	(5,296)	521,020	5,740	—
American Funds Mortgage Fund, Class R-6	214,841	43,457	—	—	(1,875)	256,423	2,752	—
American Funds Strategic Bond Fund, Class R-6	214,296	45,387	252	9	(3,017)	256,423	1,971	—
American Funds Multi-Sector Income Fund, Class R-6	232,694	17,727	—	—	(420)	250,001	3,925	—
American High-Income Trust, Class R-6	235,825	12,910	—	—	1,264	249,999	3,994	—
Intermediate Bond Fund of America, Class R-6	43,680	33,428	—	—	(44)	77,064	616	—
						1,610,930
Total 100%				$27,820	$(57,180)	$3,593,656	$34,940	$87,783

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 6 of 12

American Funds College 2030 Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	7,580,728	$436,195
Washington Mutual Investors Fund, Class R-6	3,558,118	227,933
Capital World Growth and Income Fund, Class R-6	2,157,069	142,690
The Investment Company of America, Class R-6	963,667	58,148
		864,966
Equity-income funds 12%
The Income Fund of America, Class R-6	13,017,036	328,160
Capital Income Builder, Class R-6	2,785,902	197,743
		525,903
Balanced funds 8%
American Balanced Fund, Class R-6	8,558,486	302,628
American Funds Global Balanced Fund, Class R-6	1,435,363	54,256
		356,884
Fixed income funds 60%
The Bond Fund of America, Class R-6	49,113,325	548,105
American Funds Mortgage Fund, Class R-6	57,703,444	497,981
American Funds Strategic Bond Fund, Class R-6	46,783,536	423,859
Intermediate Bond Fund of America, Class R-6	31,603,821	393,152
American High-Income Trust, Class R-6	27,364,700	269,542
American Funds Multi-Sector Income Fund, Class R-6	28,416,643	267,116
Short-Term Bond Fund of America, Class R-6	16,679,819	159,292
		2,559,047
Total investment securities 100% (cost: $4,327,673,000)		4,306,800
Other assets less liabilities 0%		(1,057)
Net assets 100%		$4,305,743
American Funds College Target Date Series — Page 7 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	$413,949	$28,858	$—	$—	$(6,612)	$436,195	$2,497	$17,763
Washington Mutual Investors Fund, Class R-6	216,702	10,551	1,120	239	1,561	227,933	1,023	8,728
Capital World Growth and Income Fund, Class R-6	135,728	9,405	—	—	(2,443)	142,690	843	7,860
The Investment Company of America, Class R-6	53,907	4,204	—	—	37	58,148	180	4,024
						864,966
Equity-income funds 12%
The Income Fund of America, Class R-6	315,342	18,864	—	—	(6,046)	328,160	6,295	6,887
Capital Income Builder, Class R-6	189,988	11,231	—	—	(3,476)	197,743	2,726	4,433
						525,903
Balanced funds 8%
American Balanced Fund, Class R-6	289,365	17,744	—	—	(4,481)	302,628	3,375	14,099
American Funds Global Balanced Fund, Class R-6	53,207	2,298	—	—	(1,249)	54,256	288	1,825
						356,884
Fixed income funds 60%
The Bond Fund of America, Class R-6	539,401	14,504	—	—	(5,800)	548,105	6,221	—
American Funds Mortgage Fund, Class R-6	489,239	13,278	—	—	(4,536)	497,981	5,900	—
American Funds Strategic Bond Fund, Class R-6	415,194	15,010	—	—	(6,345)	423,859	3,668	—
Intermediate Bond Fund of America, Class R-6	368,332	25,953	—	—	(1,133)	393,152	4,120	—
American High-Income Trust, Class R-6	263,749	4,434	—	—	1,359	269,542	4,434	—
American Funds Multi-Sector Income Fund, Class R-6	262,221	5,463	—	—	(568)	267,116	4,367	—
Short-Term Bond Fund of America, Class R-6	146,238	12,881	—	—	173	159,292	1,631	—
						2,559,047
Total 100%				$239	$(39,559)	$4,306,800	$47,568	$65,619

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 8 of 12

American Funds College 2027 Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth-and-income funds 13%	Shares	Value (000)
American Mutual Fund, Class R-6	6,141,803	$353,399
Capital World Growth and Income Fund, Class R-6	710,234	46,982
Washington Mutual Investors Fund, Class R-6	731,232	46,843
		447,224
Equity-income funds 4%
The Income Fund of America, Class R-6	4,449,973	112,184
Capital Income Builder, Class R-6	655,748	46,545
		158,729
Balanced funds 6%
American Balanced Fund, Class R-6	6,438,144	227,653
Fixed income funds 77%
Short-Term Bond Fund of America, Class R-6	84,135,045	803,490
Intermediate Bond Fund of America, Class R-6	55,673,854	692,583
American Funds Mortgage Fund, Class R-6	54,372,727	469,236
American Funds Strategic Bond Fund, Class R-6	32,157,059	291,343
The Bond Fund of America, Class R-6	22,550,732	251,666
American High-Income Trust, Class R-6	11,835,732	116,582
American Funds Multi-Sector Income Fund, Class R-6	12,227,242	114,936
		2,739,836
Total investment securities 100% (cost: $3,701,122,000)		3,573,442
Other assets less liabilities 0%		(896)
Net assets 100%		$3,572,546
American Funds College Target Date Series — Page 9 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 13%
American Mutual Fund, Class R-6	$336,451	$23,193	$864	$249	$(5,630)	$353,399	$2,029	$14,432
Capital World Growth and Income Fund, Class R-6	44,641	3,339	171	(6)	(821)	46,982	280	2,608
Washington Mutual Investors Fund, Class R-6	45,032	2,293	830	101	247	46,843	213	1,818
						447,224
Equity-income funds 4%
The Income Fund of America, Class R-6	113,104	6,444	5,060	233	(2,537)	112,184	2,251	2,462
Capital Income Builder, Class R-6	45,086	2,265	—	—	(806)	46,545	638	1,037
						158,729
Balanced funds 6%
American Balanced Fund, Class R-6	218,707	13,931	1,653	262	(3,594)	227,653	2,540	10,613
Fixed income funds 77%
Short-Term Bond Fund of America, Class R-6	782,550	20,094	—	—	846	803,490	8,640	—
Intermediate Bond Fund of America, Class R-6	682,032	12,745	—	—	(2,194)	692,583	7,548	—
American Funds Mortgage Fund, Class R-6	463,106	10,415	—	—	(4,285)	469,236	5,574	—
American Funds Strategic Bond Fund, Class R-6	287,425	8,305	—	—	(4,387)	291,343	2,531	—
The Bond Fund of America, Class R-6	249,527	4,819	—	—	(2,680)	251,666	2,866	—
American High-Income Trust, Class R-6	114,076	1,918	—	—	588	116,582	1,918	—
American Funds Multi-Sector Income Fund, Class R-6	113,297	1,881	—	—	(242)	114,936	1,881	—
						2,739,836
Total 100%				$839	$(25,495)	$3,573,442	$38,909	$32,970

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 10 of 12

American Funds College Enrollment Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	5,839,202	$335,988
Balanced funds 5%
American Balanced Fund, Class R-6	5,250,905	185,672
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	176,600,061	1,686,530
Intermediate Bond Fund of America, Class R-6	78,360,747	974,808
American Funds Mortgage Fund, Class R-6	43,430,834	374,808
American Funds Strategic Bond Fund, Class R-6	20,642,678	187,023
		3,223,169
Total investment securities 100% (cost: $3,977,284,000)		3,744,829
Other assets less liabilities 0%		(1,129)
Net assets 100%		$3,743,700
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$358,093	$17,003	$33,014	$4,927	$(11,021)	$335,988	$2,096	$14,908
Balanced funds 5%
American Balanced Fund, Class R-6	199,447	11,469	22,462	1,840	(4,622)	185,672	2,215	9,254
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	1,831,054	19,325	165,418	2,059	(490)	1,686,530	19,325	—
Intermediate Bond Fund of America, Class R-6	1,047,004	11,176	79,947	(5,667)	2,242	974,808	11,176	—
American Funds Mortgage Fund, Class R-6	396,576	4,659	22,754	(2,943)	(730)	374,808	4,659	—
American Funds Strategic Bond Fund, Class R-6	198,815	1,710	10,418	(2,649)	(435)	187,023	1,709	—
						3,223,169
Total 100%				$(2,433)	$(15,056)	$3,744,829	$41,180	$24,162

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 11 of 12

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of January 31, 2025, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-800-0325
American Funds College Target Date Series — Page 12 of 12